Subsequent Events (Details) - USD ($)	Sep. 20, 2024	Jun. 30, 2024
Pre-Funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Pre-funded warrants		$ 0.0001
Series B warrant [Member]
Subsequent Events (Details) [Line Items]
Pre-funded warrants		0.0001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of unit issued (in Shares)	4,000,000
Unit issued price per share	$ 3
Class A Ordinary Share [Member]
Subsequent Events (Details) [Line Items]
Pre-funded warrants		0.6
Class A Ordinary Share [Member] | Series A Warrants [Member]
Subsequent Events (Details) [Line Items]
Pre-funded warrants		$ 3
IPO [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds (in Dollars)	$ 12,000,000